Annual Total Returns[BarChart] - Hartford Healthcare HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.54%	20.62%	51.84%	27.39%	13.21%	(8.39%)	22.26%	(2.67%)	33.95%	23.10%